REVENUE RECOGNITION - Additional information (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Revenue Recognition
Remaining performance obligations	$ 18,642	$ 22,079
Percentage of remaining performance obligations expect to recognize	67.00%	69.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-12-31
Revenue Recognition
Expected timing of satisfaction		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-04-01
Revenue Recognition
Expected timing of satisfaction	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-12-31
Revenue Recognition
Expected timing of satisfaction		2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-04-01
Revenue Recognition
Expected timing of satisfaction	2 years